Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
July 31, 2022
ISC-NPRT3-0922
1.804839.118
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 3.6%
Flight Centre Travel Group Ltd. (a)(b)	1,200,000	14,593,472
GUD Holdings Ltd.	2,776,586	17,178,126
Imdex Ltd.	9,534,507	12,139,258
Inghams Group Ltd.	12,649,847	26,227,119
Nanosonics Ltd. (a)	4,394,614	14,620,701
National Storage REIT unit	8,515,622	14,890,553
Servcorp Ltd. (c)	7,066,585	15,598,110
SomnoMed Ltd. (a)(c)	4,189,521	3,727,480
TOTAL AUSTRALIA		118,974,819
Austria - 1.4%
Mayr-Melnhof Karton AG	135,700	21,608,242
Strabag SE	91,543	3,784,564
Wienerberger AG	960,900	22,038,051
TOTAL AUSTRIA		47,430,857
Belgium - 1.1%
Econocom Group SA	4,466,595	15,156,077
Fagron NV	1,426,200	21,718,951
TOTAL BELGIUM		36,875,028
Bermuda - 1.1%
Hiscox Ltd.	2,634,148	28,633,407
Norwegian Cruise Line Holdings Ltd. (a)(b)	500,000	6,075,000
TOTAL BERMUDA		34,708,407
Brazil - 1.5%
Hypera SA	4,188,100	34,473,856
YDUQS Participacoes SA	5,269,200	13,493,535
TOTAL BRAZIL		47,967,391
Canada - 4.2%
CCL Industries, Inc. Class B	329,900	16,572,931
Computer Modelling Group Ltd.	2,172,763	8,449,775
ECN Capital Corp.	2,153,600	10,057,029
Genesis Land Development Corp. (c)	4,033,799	6,709,611
Lassonde Industries, Inc. Class A (sub. vtg.)	160,799	15,194,002
McCoy Global, Inc. (a)(b)	1,328,570	1,213,874
North West Co., Inc.	647,300	17,429,155
Open Text Corp.	750,996	30,718,965
Richelieu Hardware Ltd.	289,400	8,757,370
Total Energy Services, Inc.	573,200	3,451,151
VerticalScope Holdings, Inc. (a)	677,619	4,079,843
Western Forest Products, Inc.	12,682,775	14,757,202
TOTAL CANADA		137,390,908
Cayman Islands - 2.0%
ASM Pacific Technology Ltd.	2,622,500	20,880,043
Best Pacific International Holdings Ltd.	22,196,000	4,863,389
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Impro Precision Industries Ltd. (e)	20,906,300	6,178,756
Pico Far East Holdings Ltd.	61,300,071	8,668,019
Precision Tsugami China Corp. Ltd.	9,659,453	11,136,199
Value Partners Group Ltd.	4,335,064	1,441,358
Xingda International Holdings Ltd.	75,499,631	14,523,044
TOTAL CAYMAN ISLANDS		67,690,809
China - 2.7%
Qingdao Port International Co. Ltd. (H Shares) (e)	33,596,000	15,920,855
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	5,651,666	22,891,527
Sinopharm Group Co. Ltd. (H Shares)	6,719,200	15,407,279
TravelSky Technology Ltd. (H Shares)	12,360,000	20,500,541
Weifu High-Technology Group Co. Ltd. (B Shares)	7,043,386	13,547,842
TOTAL CHINA		88,268,044
Denmark - 0.6%
Spar Nord Bank A/S	1,868,775	21,346,872
Finland - 1.8%
Huhtamaki Oyj (b)	617,700	23,996,484
Kamux Corp. (b)	1,784,600	14,673,681
Nanoform Finland PLC (a)	797,822	2,853,949
Rovio Entertainment OYJ (e)	2,594,169	17,552,072
TOTAL FINLAND		59,076,186
France - 3.5%
Altarea SCA	119,957	17,752,777
Antin Infrastructure Partners SA	365,255	10,967,815
ARGAN SA	180,000	18,323,312
Elior SA (a)(b)(e)	2,973,500	9,615,604
Lectra	361,754	12,681,762
Maisons du Monde SA (e)	1,077,507	11,475,192
Thermador Groupe SA	270,366	22,769,392
Vicat SA	484,492	12,602,205
TOTAL FRANCE		116,188,059
Germany - 5.0%
DIC Asset AG	1,497,500	16,988,771
DWS Group GmbH & Co. KGaA (e)	226,600	6,586,605
JOST Werke AG (e)	425,820	17,669,499
NORMA Group AG	623,692	11,614,237
Rheinmetall AG	232,425	42,485,811
Synlab AG	977,100	18,474,934
Takkt AG	1,310,212	17,836,841
Talanx AG	934,467	33,981,462
TOTAL GERMANY		165,638,160
Greece - 0.7%
Mytilineos SA	1,472,216	22,645,409
Hong Kong - 1.6%
Chervon Holdings Ltd.	2,580,400	12,441,960
Far East Horizon Ltd.	24,669,000	20,332,543
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,071,085
Sino Land Ltd.	11,344,375	16,850,586
TOTAL HONG KONG		53,696,174
Hungary - 0.6%
Richter Gedeon PLC	1,000,000	20,408,137
India - 2.4%
Cyient Ltd.	1,253,266	13,102,857
Embassy Office Parks (REIT)	4,940,200	22,686,068
IndusInd Bank Ltd.	1,809,700	23,938,791
Shriram Transport Finance Co. Ltd.	1,064,852	18,618,246
TOTAL INDIA		78,345,962
Indonesia - 0.7%
PT Avia Avian Tbk	200,607,200	11,621,558
PT Selamat Sempurna Tbk	143,601,100	12,597,561
TOTAL INDONESIA		24,219,119
Ireland - 2.1%
Adient PLC (a)	582,400	19,673,472
Dalata Hotel Group PLC (a)	4,560,609	16,756,908
Irish Residential Properties REIT PLC	14,699,100	20,341,433
Mincon Group PLC (c)	13,529,844	14,104,741
TOTAL IRELAND		70,876,554
Italy - 2.1%
Banca Generali SpA (b)	648,500	18,757,224
BFF Bank SpA (e)	2,955,056	20,703,574
MARR SpA	985,827	13,602,121
Recordati SpA	393,811	17,399,839
TOTAL ITALY		70,462,758
Japan - 18.2%
Amano Corp.	955,050	18,375,344
Arcland Sakamoto Co. Ltd.	1,776,534	20,649,404
ASKUL Corp.	1,521,300	20,069,444
Capcom Co. Ltd.	800,000	22,238,024
Central Automotive Products Ltd.	425,700	7,800,191
Daiichikosho Co. Ltd.	358,300	10,163,222
DaikyoNishikawa Corp.	2,516,700	10,567,560
Dexerials Corp.	763,200	20,601,226
Dip Corp.	572,900	15,389,297
Funai Soken Holdings, Inc.	1,100,000	19,391,735
GMO Internet, Inc.	1,113,100	21,863,910
Inaba Denki Sangyo Co. Ltd.	951,800	19,845,270
Isuzu Motors Ltd.	1,832,500	20,099,975
LIXIL Group Corp.	899,400	18,613,300
Maruwa Ceramic Co. Ltd.	210,700	27,076,314
Meitec Corp.	933,600	17,599,800
Minebea Mitsumi, Inc.	1,059,500	19,058,419
Mitani Shoji Co. Ltd.	893,300	10,614,136
Nishimoto Co. Ltd.	360,400	10,742,370
NSD Co. Ltd.	1,301,300	24,444,288
PALTAC Corp.	679,900	21,313,866
Park24 Co. Ltd. (a)	752,600	10,575,323
Persol Holdings Co. Ltd.	1,070,500	22,161,264
Renesas Electronics Corp. (a)	3,367,500	32,074,924
Roland Corp.	707,900	22,941,606
S Foods, Inc.	1,137,623	26,140,554
San-Ai Obbli Co. Ltd.	2,265,100	18,231,770
Ship Healthcare Holdings, Inc.	1,417,100	27,082,200
Sumco Corp.	1,217,000	17,029,153
TIS, Inc.	1,112,000	31,529,784
TKC Corp.	286,800	7,535,903
Tsuruha Holdings, Inc.	216,100	12,311,971
TOTAL JAPAN		604,131,547
Korea (South) - 1.6%
Hyundai Fire & Marine Insurance Co. Ltd.	533,476	13,425,646
Soulbrain Co. Ltd.	154,200	27,630,540
Vitzrocell Co. Ltd. (c)	1,472,541	13,335,924
TOTAL KOREA (SOUTH)		54,392,110
Luxembourg - 1.0%
B&M European Value Retail SA	3,120,800	16,125,565
Stabilus Se	308,800	17,326,936
TOTAL LUXEMBOURG		33,452,501
Mexico - 2.8%
Bolsa Mexicana de Valores S.A.B. de CV	9,976,900	18,568,276
GCC S.A.B. de CV	2,856,200	17,652,382
Genomma Lab Internacional SA de CV	17,396,561	16,171,535
Gruma S.A.B. de CV Series B	1,988,600	24,727,881
Qualitas Controladora S.A.B. de CV	3,595,835	15,173,222
TOTAL MEXICO		92,293,296
Netherlands - 2.8%
Acomo NV	851,899	19,590,376
AerCap Holdings NV (a)	464,072	20,818,270
Arcadis NV	396,350	14,567,019
RHI Magnesita NV	1,109,491	30,427,631
Van Lanschot Kempen NV (Bearer)	283,041	6,465,454
TOTAL NETHERLANDS		91,868,750
New Zealand - 0.4%
EBOS Group Ltd.	594,710	14,777,609
Norway - 0.8%
Europris ASA (e)	3,185,800	18,788,279
Selvaag Bolig ASA	2,186,000	9,250,541
TOTAL NORWAY		28,038,820
Panama - 0.5%
Intercorp Financial Services, Inc.	683,100	16,435,386
Philippines - 1.4%
Century Pacific Food, Inc.	58,034,700	24,758,572
Robinsons Land Corp.	73,007,700	22,443,258
TOTAL PHILIPPINES		47,201,830
Romania - 0.6%
Banca Transilvania SA	49,297,122	20,135,041
Singapore - 2.6%
Boustead Singapore Ltd.	13,008,812	8,667,690
HRnetgroup Ltd.	29,852,200	16,872,507
Mapletree Industrial (REIT)	13,698,415	26,907,068
The Hour Glass Ltd.	13,304,580	21,421,139
Wing Tai Holdings Ltd.	9,410,300	11,516,345
TOTAL SINGAPORE		85,384,749
Spain - 3.0%
Cie Automotive SA (b)	830,300	21,707,396
Compania de Distribucion Integral Logista Holdings SA	1,353,100	27,852,328
Grupo Catalana Occidente SA	714,422	21,211,584
Indra Sistemas SA (b)	1,848,677	16,816,019
Prosegur Compania de Seguridad SA (Reg.)	6,813,081	12,116,158
TOTAL SPAIN		99,703,485
Sweden - 2.1%
Dustin Group AB (e)	2,804,025	19,066,553
Granges AB	1,936,876	17,896,977
Haypp Group (a)	1,154,900	2,261,568
HEXPOL AB (B Shares)	2,327,700	24,165,274
Nordnet AB	376,000	5,030,131
TOTAL SWEDEN		68,420,503
Taiwan - 3.1%
International Games Systems Co. Ltd.	2,392,000	28,259,246
Lumax International Corp. Ltd.	5,041,436	11,484,075
Sporton International, Inc.	1,917,312	13,092,709
Test Research, Inc.	7,690,000	15,783,617
Tripod Technology Corp.	4,420,000	15,116,489
Yageo Corp.	1,036,000	11,923,093
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,134,342
TOTAL TAIWAN		101,793,571
Thailand - 0.7%
Star Petroleum Refining PCL (For. Reg.)	68,317,400	22,097,074
United Kingdom - 14.3%
Alliance Pharma PLC	17,811,827	21,105,579
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(e)	10,703,956	18,869,688
Ashtead Technology Holdings PLC (a)(c)	5,971,000	15,851,835
Biffa PLC (e)	5,884,425	26,041,436
Bodycote PLC	1,917,671	14,000,362
easyJet PLC (a)	2,100,000	10,214,176
Grainger Trust PLC	6,569,466	23,696,876
Harbour Energy PLC	4,357,894	19,434,393
Hyve Group PLC (a)	7,233,042	6,165,879
Informa PLC	2,801,186	20,269,851
J.D. Wetherspoon PLC (a)	1,976,700	13,396,209
Jet2 PLC (a)	1,717,200	19,167,996
John Wood Group PLC (a)	11,082,200	21,181,820
LSL Property Services PLC	4,004,235	15,701,871
Luxfer Holdings PLC sponsored	1,052,059	17,190,644
Mears Group PLC (c)	7,921,714	18,618,832
On The Beach Group PLC (a)(e)	6,908,136	9,338,128
Pets At Home Group PLC	2,700,000	10,784,837
Reach PLC	6,990,600	8,227,962
RS GROUP PLC	2,222,553	27,959,437
Sabre Insurance Group PLC (e)	9,800,000	13,056,277
Savills PLC	1,207,300	17,495,974
Tate & Lyle PLC	3,208,150	31,364,473
Ten Entertainment Group PLC (a)(c)	5,931,311	16,468,783
Ultra Electronics Holdings PLC	426,381	18,173,637
Vistry Group PLC	1,696,898	19,042,635
WH Smith PLC (a)	1,130,000	19,864,206
TOTAL UNITED KINGDOM		472,683,796
United States of America - 1.6%
Adtalem Global Education, Inc. (a)	639,900	25,659,990
Antero Resources Corp. (a)	655,200	25,972,128
TOTAL UNITED STATES OF AMERICA		51,632,118
TOTAL COMMON STOCKS (Cost $3,304,819,700)		3,186,651,839

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	34,227,586	34,234,432
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	31,809,645	31,812,826
TOTAL MONEY MARKET FUNDS (Cost $66,047,258)		66,047,258

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $3,370,866,958)	3,252,699,097
NET OTHER ASSETS (LIABILITIES) - 1.8%	59,414,055
NET ASSETS - 100.0%	3,312,113,152

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,862,518 or 6.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	73,879,832	543,806,023	583,451,423	194,903	4,759	(4,759)	34,234,432	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	6,261,744	213,388,186	187,837,104	172,931	-	-	31,812,826	0.1%
Total	80,141,576	757,194,209	771,288,527	367,834	4,759	(4,759)	66,047,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	-	13,053,278	-	-	-	2,798,557	15,851,835
Genesis Land Development Corp.	6,238,912	1,650,372	-	-	-	(1,179,673)	6,709,611
Mears Group PLC	21,465,698	-	-	548,931	-	(2,846,866)	18,618,832
Mincon Group PLC	19,187,958	1,369,159	-	165,657	-	(6,452,376)	14,104,741
Servcorp Ltd.	21,529,146	-	-	513,776	-	(5,931,036)	15,598,110
SomnoMed Ltd.	8,131,043	-	-	-	-	(4,403,563)	3,727,480
Ten Entertainment Group PLC	21,673,179	-	-	-	-	(5,204,396)	16,468,783
Vitzrocell Co. Ltd.	19,748,086	595,476	-	144,227	-	(7,007,638)	13,335,924
Total	117,974,022	16,668,285	-	1,372,591	-	(30,226,991)	104,415,316

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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